Disposals and impairment - Schedule of amounts recognized in the income statement in respect of disposals and impairments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Gains on sale of businesses and fixed assets	$ 1,876	$ 2,874	$ 193
Losses on sale of businesses and fixed assets, and closures	230	681	1,359
Impairment losses	3,476	13,789	6,847
Impairment reversals	(4,827)	(89)	(131)
Impairment and losses on sale of businesses and fixed assets, and closures	(1,121)	14,381	8,075
gas & low carbon energy
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Gains on sale of businesses and fixed assets	1,034	0	0
Losses on sale of businesses and fixed assets, and closures	1	9	884
Impairment losses	834	6,214	387
Impairment reversals	(2,338)	(3)	0
oil production & operations
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Gains on sale of businesses and fixed assets	869	360	143
Losses on sale of businesses and fixed assets, and closures	86	375	409
Impairment losses	1,617	6,723	6,365
Impairment reversals	(2,479)	(86)	(131)
customers & products
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Gains on sale of businesses and fixed assets	(52)	2,320	50
Losses on sale of businesses and fixed assets, and closures	142	296	57
Impairment losses	962	840	65
Impairment reversals	(7)	0	0
other businesses & corporate
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Gains on sale of businesses and fixed assets	25	194	0
Losses on sale of businesses and fixed assets, and closures	1	1	9
Impairment losses	63	12	30
Impairment reversals	$ (3)	$ 0	$ 0